Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement
Turnover	R 201,910	R 190,367	R 203,576
Materials, energy and consumables used	(85,370)	(90,109)	(90,589)
Selling and distribution costs	(8,026)	(8,388)	(7,836)
Maintenance expenditure	(12,115)	(10,493)	(10,227)
Employee-related expenditure	(32,848)	(30,667)	(29,928)
Exploration expenditure and feasibility costs	(295)	(608)	(663)
Depreciation and amortisation	(17,644)	(22,327)	(17,814)
Other expenses and income	(6,589)	(27,376)	(19,097)
Translation gains/(losses)	5,510	(6,542)	604
Other operating expenses and income	(12,099)	(20,834)	(19,701)
Equity accounted profits/(losses), net of tax	814	(347)	1,074
Operating profit before remeasurement items	39,837	52	28,496
Remeasurement items affecting operating profit	(23,218)	(111,978)	(20,062)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	16,619	(111,926)	8,434
Finance income	856	922	787
Finance costs	(6,758)	(7,303)	(1,253)
Earnings/(loss) before tax	10,717	(118,307)	7,968
Taxation	(185)	26,390	(2,803)
Earnings/(loss) for the year	10,532	(91,917)	5,165
Attributable to
Owners of Sasol Limited	9,032	(91,754)	3,389
Non-controlling interests in subsidiaries	1,500	(163)	1,776
Earnings/(loss) for the year	R 10,532	R (91,917)	R 5,165
Per share information
Basic earnings/(loss) per share (in rand per share)	R 14.57	R (148.49)	R 5.50
Diluted earnings/(loss) per share (in rand per share)	R 14.39	R (148.49)	R 5.46